INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Balance at beginning of the period	$ (173,783,956)
Balance at end of the period	(172,743,513)
Accumulated depreciation
Intangible assets
Balance at beginning of the period	28,522,662	$ 17,524,688
Amortization of the period	5,474,971	5,191,521
Foreign currency translation	(32,303)	(268)
Balance at end of the period	33,965,330	22,715,941
HB4 and breeding program
Intangible assets
Balance at beginning of the period	(31,679,681)
Balance at end of the period	(32,554,026)
HB4 and breeding program | Accumulated depreciation
Intangible assets
Balance at beginning of the period	3,278,744	1,568,554
Amortization of the period	855,094	799,644
Balance at end of the period	4,133,838	2,368,198
Integrated seed products
Intangible assets
Balance at beginning of the period	(2,841,008)
Balance at end of the period	(2,516,125)
Integrated seed products | Accumulated depreciation
Intangible assets
Balance at beginning of the period	378,800	43,997
Amortization of the period	86,762	22,242
Foreign currency translation	(31,748)	488
Balance at end of the period	433,814	66,727
Microbiology product
Intangible assets
Balance at beginning of the period	(49,508,801)
Balance at end of the period	(50,829,622)
Microbiology product | Accumulated depreciation
Intangible assets
Balance at beginning of the period	6,136,227	3,063,073
Amortization of the period	1,402,972	313,970
Balance at end of the period	7,539,199	3,377,043
Trademarks and patents
Intangible assets
Balance at beginning of the period	(59,760,753)
Balance at end of the period	(57,429,133)
Trademarks and patents | Accumulated depreciation
Intangible assets
Balance at beginning of the period	7,892,481	3,916,004
Amortization of the period	2,332,908	2,136,403
Balance at end of the period	10,225,389	6,052,407
Software
Intangible assets
Balance at beginning of the period	(1,987,690)
Balance at end of the period	(1,923,055)
Software | Accumulated depreciation
Intangible assets
Balance at beginning of the period	3,594,721	3,008,388
Amortization of the period	282,764	285,881
Foreign currency translation	(555)	(756)
Balance at end of the period	3,876,930	3,293,513
Customer loyalty
Intangible assets
Balance at beginning of the period	(23,006,023)
Balance at end of the period	(22,491,552)
Customer loyalty | Accumulated depreciation
Intangible assets
Balance at beginning of the period	7,241,689	5,924,672
Amortization of the period	514,471	1,633,381
Balance at end of the period	$ 7,756,160	$ 7,558,053